Convertible Note Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument, Converted Amount	$ 499,825	$ 499,825	$ 499,686	$ 28,818
Convertible Prom Note #1
Date of Agreement	Mar. 11, 2014		Mar. 11, 2014
Convertible Note	$ 37,500		$ 37,500
Interest Rate	8.00%		8.00%
Due Date	Dec. 13, 2014		Dec. 13, 2014
Interest Accrued	$ 0		$ 0
Convertible Note, Balance	0		0
Debt Instrument, Converted Amount	37,500		37,500
Debt Instrument, Interest Accrued, Converted Amount	$ 1,500		$ 1,500
Common Stock, shares issued	2,159,271		2,159,271
Convertible Prom Note #2
Date of Agreement	Apr. 08, 2014		Apr. 08, 2014
Convertible Note	$ 53,000		$ 53,000
Interest Rate	8.00%		8.00%
Due Date	Jan. 14, 2015		Jan. 14, 2015
Interest Accrued	$ 0		$ 0
Convertible Note, Balance	0		0
Debt Instrument, Converted Amount	53,000		53,000
Debt Instrument, Interest Accrued, Converted Amount	$ 2,120		$ 2,120
Common Stock, shares issued	6,089,041		6,089,041
Convertible Prom Note #3
Date of Agreement	May 21, 2014		May 21, 2014
Convertible Note	$ 42,500		$ 42,500
Interest Rate	8.00%		8.00%
Due Date	Feb. 23, 2015		Feb. 23, 2015
Interest Accrued	$ 0		$ 0
Convertible Note, Balance	0		0
Debt Instrument, Converted Amount	42,500		42,500
Debt Instrument, Interest Accrued, Converted Amount	$ 1,700		$ 1,700
Common Stock, shares issued	15,252,347		15,252,347
Convertible Prom Note #4
Date of Agreement	Aug. 14, 2014		Aug. 14, 2014
Convertible Note	$ 66,780		$ 66,780
Interest Rate	8.00%		8.00%
Due Date	Aug. 14, 2015		Aug. 14, 2015
Interest Accrued	$ 0		$ 0
Convertible Note, Balance	0		0
Original Issue Discount	3,380		3,380
Debt Instrument, Converted Amount	66,780		66,780
Debt Instrument, Interest Accrued, Converted Amount	$ 2,850		$ 2,850
Common Stock, shares issued	121,442,490		121,442,490
Convertible Prom Note #5
Date of Agreement	Aug. 14, 2014		Aug. 14, 2014
Convertible Note	$ 58,300		$ 58,300
Interest Rate	8.00%		8.00%
Due Date	Aug. 14, 2015		Aug. 14, 2015
Interest Accrued	$ 0		$ 0
Convertible Note, Balance	0		0
Original Issue Discount	3,300		3,300
Debt Instrument, Converted Amount	58,300		58,300
Debt Instrument, Interest Accrued, Converted Amount	$ 2,527		$ 2,527
Common Stock, shares issued	131,091,236		131,091,236
Convertible Prom Note #6
Date of Agreement			Aug. 13, 2014
Convertible Note			$ 61,111
Interest Rate			12.00%
Due Date			Aug. 14, 2016
Interest Accrued	$ 1,067		$ 1,067
Convertible Note, Balance			0
Original Issue Discount			5,500
Debt Instrument, Converted Amount			61,111
Debt Instrument, Interest Accrued, Converted Amount			$ 6,266
Common Stock, shares issued			140,370,000
Convertible Prom Note #7
Date of Agreement	Aug. 19, 2014		Aug. 19, 2014
Convertible Note	$ 57,895		$ 57,895
Interest Rate	12.00%		12.00%
Due Date	Aug. 19, 2016		Aug. 19, 2016
Interest Accrued	$ 0		$ 0
Convertible Note, Balance	0		0
Original Issue Discount	2,895		2,895
Debt Instrument, Converted Amount	57,895		57,895
Debt Instrument, Interest Accrued, Converted Amount	$ 14,035		$ 14,035
Common Stock, shares issued	179,825,000		179,825,000
Convertible Prom Note #8
Date of Agreement			Sep. 18, 2014
Convertible Note			$ 64,500
Interest Rate			12.00%
Due Date			Sep. 18, 2015
Interest Accrued			$ 7,740
Convertible Note, Balance	$ 0		54,500
Original Issue Discount			5,500
Original Issue Discount, unamortized			2,523
Debt Instrument, Converted Amount	54,500		$ 10,000
Debt Instrument, Interest Accrued, Converted Amount	$ 8,240
Common Stock, shares issued	187,959,744		18,181,818
Convertible Prom Note #9
Date of Agreement			Sep. 23, 2014
Convertible Note			$ 55,000
Interest Rate			8.00%
Due Date			Jun. 23, 2015
Interest Accrued	$ 0		$ 2,162
Convertible Note, Balance	0		29,800
Debt Instrument, Converted Amount	29,800		$ 25,200
Debt Instrument, Interest Accrued, Converted Amount	$ 2,158
Common Stock, shares issued	86,467,222		70,000,000
Convertible Prom Note #10
Date of Agreement			Oct. 06, 2014
Convertible Note			$ 33,000
Interest Rate			8.00%
Due Date			Jul. 06, 2015
Interest Accrued	$ 0		$ 1,273
Convertible Note, Balance	0
Debt Instrument, Converted Amount	33,000
Debt Instrument, Interest Accrued, Converted Amount	$ 1,320
Common Stock, shares issued	78,000,000
Convertible Prom Note #11
Date of Agreement			Nov. 06, 2014
Convertible Note			$ 55,000
Interest Rate			12.00%
Due Date			May 06, 2015
Interest Accrued	$ 0		$ 2,622
Convertible Note, Balance	0
Debt Instrument, Converted Amount	55,000
Debt Instrument, Interest Accrued, Converted Amount	$ 3,553
Common Stock, shares issued	281,363,421
Convertible Prom Note #12
Date of Agreement			Nov. 25, 2014
Convertible Note			$ 43,000
Interest Rate			8.00%
Due Date			Aug. 28, 2015
Interest Accrued	$ 1,968		$ 1,188
Convertible Note, Balance	7,020
Debt Instrument, Converted Amount	$ 35,980
Common Stock, shares issued	281,636,421
Convertible Prom Note #13
Date of Agreement			Dec. 16, 2014
Convertible Note			$ 33,333
Interest Rate			12.00%
Due Date			Dec. 16, 2016
Interest Accrued	$ 4,914		$ 4,000
Convertible Note, Balance	11,481
Original Issue Discount			3,333
Original Issue Discount, unamortized	2,438		$ 2,854
Debt Instrument, Converted Amount	$ 21,852
Common Stock, shares issued	246,700,000
Convertible Prom Note #14
Date of Agreement			Jan. 09, 2015
Convertible Note			$ 33,000
Interest Rate			8.00%
Due Date			Oct. 13, 2015
Interest Accrued	$ 1,244		$ 586
Convertible Prom Note #15
Date of Agreement			Feb. 05, 2015
Convertible Note			$ 54,000
Interest Rate			8.00%
Due Date			Nov. 09, 2015
Interest Accrued	1,716		$ 639
Convertible Prom Note #16
Date of Agreement			Feb. 17, 2015
Convertible Note			$ 66,780
Interest Rate			8.00%
Due Date			Aug. 14, 2015
Interest Accrued	1,006		$ 615
Convertible Note, Balance	34,500
Original Issue Discount			6,780
Original Issue Discount, unamortized	945		$ 2,835
Debt Instrument, Converted Amount	18,294
Debt Instrument, Interest Accrued, Converted Amount	$ 755
Common Stock, shares issued	331,318,989
Convertible Prom Note #17
Date of Agreement			Feb. 25, 2015
Convertible Note			$ 27,778
Interest Rate			12.00%
Due Date			Feb. 25, 2017
Interest Accrued	$ 4,165		$ 3,333
Original Issue Discount, unamortized	2,302		$ 2,648
Convertible Prom Note #18
Date of Agreement			Mar. 09, 2015
Convertible Note			$ 55,000
Interest Rate			8.00%
Due Date			Dec. 09, 2015
Interest Accrued	1,362		$ 265
Convertible Prom Note #19
Date of Agreement			Mar. 26, 2015
Convertible Note			$ 29,680
Interest Rate			8.00%
Due Date			Mar. 23, 2016
Interest Accrued	624		$ 32
Original Issue Discount			1,680
Original Issue Discount, unamortized	1,242		$ 1,653
Convertible Prom Note #20
Date of Agreement			Mar. 02, 2015
Convertible Note			$ 58,300
Interest Rate			8.00%
Due Date			Aug. 14, 2015
Interest Accrued	0		$ 12
Convertible Note, Balance	0		1,898
Original Issue Discount			3,300
Original Issue Discount, unamortized			107
Debt Instrument, Converted Amount	1,898		$ 56,402
Debt Instrument, Interest Accrued, Converted Amount	$ 20
Common Stock, shares issued	5,300,000		121,555,062